Deferred Revenue	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Deferred Revenue [Abstract]
DEFERRED REVENUE

NOTE 14 – DEFERRED REVENUE

Deferred revenue is summarized as follow:

	As of
	September 30, 2025	December 31, 2024
Subsidy	1,122,256	1,263,180
Total	$1,122,256	$1,263,180

Subsidy mainly consists of an incentive granted by the Chinese government to encourage transformation of fixed assets in China and other miscellaneous subsidy from the Chinese government. As of September 30, 2025, grant income decreased by $0.14 million, as compared to December 31, 2024. The change was mainly due to timing of incurring qualifying expenses.

NOTE 15 – DEFERRED REVENUE

Deferred revenue is summarized as follow:

	As of
	December 31, 2024	December 31, 2023
Subsidy	1,263,180	1,529,831
Total	$1,263,180	$1,529,831

Subsidy mainly consists of an incentive granted by the Chinese government to encourage transformation of fixed assets in China and other miscellaneous subsidy from the Chinese government. As of December 31, 2024, grant income decreased by $0.27 million, as compared to December 31, 2023. The change was mainly due to timing of incurring qualifying expenses.